SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$ 11,429	$ 1,011	$ (76,479)
Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	77,702,788	77,239,409	62,518,602
Effect of dilutive securities:
Employee stock options and RSU	$ 910,740	$ 57,272		[1]
Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	78,613,528	77,296,681	62,518,602

[1]	Anti-dilutive